Compensation Options (Details) - Compensation Options [Member] - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Outstanding, Beginning	0	2,015,625
Expired		(2,015,625)
Outstanding and exercisable, Ending	0	0
Weighted Average Exercise Price, Outstanding Beginning	$ 0.00	$ 0.40
Weighted Average Exercise Price, Expired		(0.40)
Weighted Average Exercise Price, Outstanding and exercisable, Ending	$ 0.00	$ 0
Weighted Average Remaining Contractual Life (years), Outstanding Beginning	0 years	3 months 25 days